Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
Note 5: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers, including the seven largest global accounting firms, with the Company’s full suite of offerings across legal, tax, regulatory and compliance functions.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest firms, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial, national and international news to professionals via desktop terminals, including through Refinitiv, the world’s media organizations, industry events and directly to consumers.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Year ended December 31,

	2019	2018
Revenues
Legal Professionals	2,419	2,373
Corporates	1,321	1,238
Tax & Accounting Professionals	844	794
Reuters News	630	370
Global Print	693	728
Eliminations	(1)	(2)
Consolidated revenues	5,906	5,501

Adjusted EBITDA
Legal Professionals	901	816
Corporates	433	395
Tax & Accounting Professionals	323	273
Reuters News	35	27
Global Print	295	320
Corporate costs	(494)	(466)
Adjusted EBITDA	1,493	1,365
Fair value adjustments (see note 6)	—	5
Depreciation	(154)	(110)
Amortization of computer software	(449)	(400)
Amortization of other identifiable intangible assets	(114)	(109)
Other operating gains, net	423	29
Consolidated operating profit	1,199	780
Net interest expense	(163)	(260)
Other finance (costs) income	(65)	13
Share of post-tax losses in equity method investments	(599)	(233)
Tax benefit (expense)	1,198	(136)
Earnings from continuing operations	1,570	164

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2019	2018
Legal Professionals	679	276
Corporates	127	311
Tax & Accounting Professionals	524	90
Reuters News	228	33
Global Print	5	33
Reportable segments	1,563	743
Corporate assets	245	40
Assets related to discontinued operations	—	347
Total	1,808	1,130
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Geographic Information	Non-Current Assets (2)
	December 31,
	2019	2018
U.S.	7,549	7,845
Canada (country of domicile)	1,035	1,028
Other	233	225
Americas (North America, Latin America, South America)	8,817	9,098
U.K.	1,612	935
Other	1,983	1,935
EMEA (Europe, Middle East and Africa)	3,595	2,870
Asia Pacific	133	106
Total	12,545	12,074
(2)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.
In accordance with IFRS 8,
Operating Segments,
the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, commercial sales operations, real estate, and product and content development, as well as an allocation of product costs when one segment sells products managed by another segment.

•	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2019	2018
Electronic, software & services	5,213	4,773
Global Print	693	728
Total	5,906	5,501